Note F - Advances From Related Parties and Related Party Transactions (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2015	Jun. 29, 2015	Feb. 12, 2015	Jun. 24, 2014	Apr. 07, 2014	Dec. 31, 2013
TOTAL CURRENT ASSETS		$ 350,825	$ 1,050
Common Stock, Shares Issued		43,024,369	36,628,860	200,000	8,184
Common stock	[1]	$ 430,244	$ 366,289
Advance From Affiliate			281,500
Advances Outstanding		95,500	$ 281,500
Endurance Exploration Group LLC
Shares Exchanged for Membership									20,550,539
Debt Instrument, Convertible, Conversion Price									$ 0.0186
TOTAL CURRENT ASSETS									$ 381,173
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate									5.00%
EnduranceLlcMember
Notes Payable, Noncurrent									$ 60,000
Endeavour Cooperative Partners LLC
Debt Instrument, Convertible, Conversion Price						$ 0.25		$ 0.25
Debt Conversion Agreement						$ 85,000		$ 35,000
Common Stock, Shares Issued						340,000		140,000
Advance From Affiliate		67,500
Island Capital Management, LLC
Debt Instrument, Convertible, Conversion Price								$ 0.25
Debt Conversion Agreement								$ 70,000
Common Stock, Shares Issued								280,000
MrSaintAmourMember
Common Stock, Shares Issued							100,000
Common stock							$ 25,000
CarlHeatherDilleyMember
Debt Instrument, Convertible, Conversion Price						$ 0.25
Debt Conversion Agreement						$ 45,867
Common Stock, Shares Issued						183,467
CarlHeatherDilley2Member
Debt Conversion Agreement						$ 25,800
Common Stock, Shares Issued						103,200
Micah Eldred
Advance From Affiliate		$ 25,000

[1]	100,000,000 authorized; $0.01 par value, 43,024,369 and 36,628,860 shares issued and outstanding